NOTES PAYABLE - Interest activity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
NOTES PAYABLE
Capitalized interest included in real estate inventory	¥ 333,646	¥ 247,072	¥ 250,151
Interest incurred	434,017	488,463	420,336
Less: Amounts capitalized	(389,473)	(470,177)	(403,605)
Interest expense	¥ 44,544	¥ 18,286	¥ 16,731
Short-term notes payable outstanding	3.67%	3.03%